FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Plan's investments at fair value
The following tables present, by level in the fair value hierarchy, the Plan’s investments at fair value:

December 31, 2025	Level 1	Level 2	Level 3	Total
Sleep Number Corporation common stock	$3,585,898	$—	$—	$3,585,898
Mutual funds	103,436,677	—	—	103,436,677
Self-directed brokerage account	5,240,445	—	—	5,240,445
Total investments in the fair-value hierarchy	$112,263,020	$—	$—	$112,263,020

Investments in Collective Trust funds at net asset value(1)				152,421,468

Total investments at fair value				$264,684,488

December 31, 2024	Level 1	Level 2	Level 3	Total
Sleep Number Corporation common stock	$4,632,030	$—	$—	$4,632,030
Mutual funds	103,377,443	—	—	103,377,443
Self-directed brokerage account	4,966,337	—	—	4,966,337
Total investments in the fair-value hierarchy	$112,975,810	$—	$—	$112,975,810

Investments in Collective Trust funds at net asset value(1)				138,982,873

Total investments at fair value				$251,958,683
________________________________
(1) In accordance with FASB Subtopic 820-10, certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.